Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) - AUD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Jun. 30, 2024
Related Parties [Member]
Disclosure of transactions between related parties [line items]
Beginning of the period		$ 1,662,411	$ 502,237
Reclassify >5% holder as related party loan	[1]		762,340
Interest accrued during the year		258,721	397,834
Closing Balance		1,921,132	1,662,411
Loans from associated entities [Member]
Disclosure of transactions between related parties [line items]
Beginning of the period		156,068	155,304
Interest charged		366	764
Closing Balance		156,434	156,068
Convertible Notes from Related Parties [Member]
Disclosure of transactions between related parties [line items]
Beginning of the period		759,678	76,485
Reclassify >5% holder as related party loan	[2]		328,928
Proceeds from convertible note issue		287,886	301,150
Interest accrued during the year		40,644	53,115
Closing Balance		$ 1,088,208	$ 759,678

[1]	Include loans from shareholders holding more than 5% of issued capital not previously included as related party loan
[2]	Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan